Investments in joint ventures and joint operations	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations
During the six months ended June 30, 2024, the Group made £1,175,000 in capital contributions to its joint venture with RallyBio, RE Ventures (six months to June 30, 2023: £623,000). The Group’s share of the loss incurred by the joint venture during the three and six months ended June 30, 2024 totalled £383,000 and £924,000 respectively (June 30, 2023: £155,000 and £614,000). There were no transactions with the Group’s other joint venture with RallyBio, RE Ventures II, LLC, during the six months ended June 30, 2024 (six months to June 30, 2023: £nil).
12.    Investments in joint ventures and joint operations (continued)

The Group’s interests in joint operations are disclosed in the consolidated financial statements for the year ended December 31, 2023. See note 24 for details in relation to the termination of the Group’s collaboration with GT Apeiron Therapeutics Inc. (“Apeiron”) on July 17, 2024.